Deposits	6 Months Ended
Apr. 30, 2026
Deposits [Abstract]
Deposits
NOTE 9: DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal, which primarily include business and government
chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal,

which include both savings and chequing
accounts. Term

deposits are payable on a given date of maturity with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at
April 30, 2026, was $ 558

billion (October 31, 2025 – $
544

billion).
Deposits
(millions of Canadian dollars) As at
April 30 October 31
By Type By Country 2026 2025
Demand Notice Term 1 Canada United States International Total Total
Personal $ 26,676 $ 482,541 $ 132,610 $ 356,908 $ 284,919 $ – $ 641,827 $ 650,396
Banks 10,771 719 14,047 19,701 4,327 1,509 25,537 27,233
Business and government 2 163,464 192,166 220,437 424,291 150,653 1,123 576,067 589,475
200,911 675,426 367,094 800,900 439,899 2,632 1,243,431 1,267,104
Trading – – 39,308 26,909 5,513 6,886 39,308 37,882
Designated at fair value through
profit or loss 3 – – 222,176 60,930 89,731 71,515 222,176 197,336
Total $ 200,911 $ 675,426 $ 628,578 $ 888,739 $ 535,143 $ 81,033 $ 1,504,915 $ 1,502,322
Non-interest-bearing deposits
included above 4
Canada $ 61,038 $ 60,796
United States 71,653 73,364
International 44 1
Interest-bearing deposits
included above 4
Canada 827,701 834,275
United States 5 463,490 468,328
International 80,989 65,558
Total 2,6 $ 1,504,915 $ 1,502,322
1 Includes $ 107.5

billion (October 31, 2025 – $
104.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 64.6

billion relating to covered bondholders (October 31, 2025 – $
70.6

billion).
3

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also include $
327

million (October 31, 2025 – $
299

million) of loan commitments, financial guarantees and
other liabilities designated at FVTPL.
4

The geographical splits of the deposits are based on the point of origin of the deposits.
5

Includes $
9.1

billion (October 31, 2025 – $
7.2

billion) of U.S. federal funds deposited and $
4.1

billion (October 31, 2025 – $
1.1

billion) of deposits and advances with the FHLB.
6

Includes deposits of $
804.5

billion (October 31, 2025 – $
807.7

billion) denominated in U.S. dollars and $
114.6

billion (October 31, 2025 – $
111.1

billion) denominated in other foreign
currencies.